Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.71353%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,798,992.77

Principal:
Principal Collections	$32,155,415.93
Prepayments in Full	$14,520,935.19
Liquidation Proceeds	$490,302.84
Recoveries	$15,763.31
Sub Total	$47,182,417.27
Collections	$52,981,410.04

Purchase Amounts:
Purchase Amounts Related to Principal	$87,851.83
Purchase Amounts Related to Interest	$340.76
Sub Total	$88,192.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,069,602.63

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,069,602.63
Servicing Fee	$1,202,886.78	$1,202,886.78	$0.00	$0.00	$51,866,715.85
Interest - Class A-1 Notes	$289,242.56	$289,242.56	$0.00	$0.00	$51,577,473.29
Interest - Class A-2a Notes	$665,000.00	$665,000.00	$0.00	$0.00	$50,912,473.29
Interest - Class A-2b Notes	$2,082,264.27	$2,082,264.27	$0.00	$0.00	$48,830,209.02
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$46,454,875.69
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$46,141,750.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,141,750.69
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$45,934,199.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,934,199.86
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,934,199.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,934,199.86
Regular Principal Payment	$79,047,477.38	$45,934,199.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,069,602.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,934,199.86
Total					$45,934,199.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,934,199.86	$150.60	$289,242.56	$0.95	$46,223,442.42	$151.55
Class A-2a Notes	$0.00	$0.00	$665,000.00	$4.43	$665,000.00	$4.43
Class A-2b Notes	$0.00	$0.00	$2,082,264.27	$5.08	$2,082,264.27	$5.08
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,934,199.86	$29.09	$5,932,515.99	$3.76	$51,866,715.85	$32.85

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$58,906,205.19	0.1931351	$12,972,005.33	0.0425312
Class A-2a Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000
Class A-2b Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,332,816,205.19	0.8441369	$1,286,882,005.33	0.8150446

Pool Information
Weighted Average APR	4.845%	4.858%
Weighted Average Remaining Term	51.97	51.21
Number of Receivables Outstanding	42,519	41,547
Pool Balance	$1,443,464,139.86	$1,395,729,977.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,346,233,003.66	$1,302,335,672.65
Pool Factor	0.8507563	0.8226225

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$93,394,304.52
Targeted Overcollateralization Amount	$141,961,249.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$108,847,971.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$479,656.90
(Recoveries)		5	$15,763.31
Net Loss for Current Collection Period			$463,893.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3857%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0130%
Second Prior Collection Period			0.0835%
Prior Collection Period			0.3442%
Current Collection Period			0.3921%
Four Month Average (Current and Prior Three Collection Periods)			0.2082%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		383	$1,045,005.24
(Cumulative Recoveries)			$17,138.31
Cumulative Net Loss for All Collection Periods			$1,027,866.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0606%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,728.47
Average Net Loss for Receivables that have experienced a Realized Loss			$2,683.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.46%	168	$6,407,932.89
61-90 Days Delinquent	0.10%	30	$1,381,954.14
91-120 Days Delinquent	0.01%	3	$121,895.38
Over 120 Days Delinquent	0.01%	2	$134,206.77
Total Delinquent Receivables	0.58%	203	$8,045,989.18

Repossession Inventory:
Repossessed in the Current Collection Period		20	$851,752.18
Total Repossessed Inventory		30	$1,256,001.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0805%
Prior Collection Period			0.0894%
Current Collection Period			0.0842%
Three Month Average			0.0847%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1174%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2024
Payment Date	9/16/2024
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	91	$4,055,664.17
2 Months Extended	137	$6,333,510.91
3+ Months Extended	25	$1,047,528.85

Total Receivables Extended	253	$11,436,703.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer